PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Spare parts	$ 6,264,805	$ 3,975,860
Prepaid Value added tax ("VAT")	13,546,880	18,705,984
Prepaid insurance fee	1,016,625	471,721
Others	3,042,380	780,402
Total	$ 23,870,690	$ 23,933,967